Equity	9 Months Ended
Sep. 30, 2020
Equity [Abstract]
EQUITY

NOTE 5: - EQUITY

a.	On May 15, 2020, 540,639 NASDAQ listed warrants expired.

b.	On July 8, 2020 6,000 ADS options were exercised into 240,000 Ordinary shares at an exercise price of $7.98 for a total consideration of NIS 166 (approximately $ 48).

c.	During the nine months ended September 30, 2020, 676,118 NASDAQ listed warrants were exercised into 27,044,720 Ordinary shares at an exercise price of $6.25 for a total consideration of NIS 14,790 (approximately $ 4,298) and 611,565 NASDAQ listed warrants to purchase ADSs at an exercise price of $6.25 were exercised on a cashless basis into 24,462,600 Ordinary shares.